SCHEDULE OF INTANGIBLE ASSETS (Details)	12 Months Ended
Sep. 30, 2022
Content Assets Licensed Movies And Television Series [Member]
Property, Plant and Equipment [Line Items]
Intangible assets amortization method	Over the license period or estimated period of use
Minimum [Member] | Computer Software and Application [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	5 years
Maximum [Member] | Computer Software and Application [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	10 years